Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (3,243,237)	$ (4,528,002)	$ (5,894,253)	$ (1,452,776)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation of property and equipment	292,214	355,348	447,746	568,028
Amortization of intangible assets	1,263,564	1,263,563	1,684,750	834,505
Loss on disposal of property and equipment		17,074	17,074
Stock-based compensation expense	1,205,682	1,033,143	1,579,921	353,120
Common stock issued for consulting services		19,800	39,600
Reconciliation of shares issued in stock-based compensation arrangement	1
Cancellation of common stock		(1,716)	(138,008)
Bad debt expense	8,552	79,486	137,615
Digital tokens received as payment for services	(3,368,127)
Impairment loss on digital tokens	2,535,235
Change in fair value of contingent liability				(134,000)
Changes in operating assets and liabilities:
Credit card holdback receivable	41,146	14,919	31,380	138,971
Accounts receivable	144,306	349,616	341,932	66,433
Prepaid expenses and other current assets	(274,858)	574,799	819,187	221,644
Other assets and other receivables	33,676	25,136	(10,555)	(36,115)
Accounts payable, accrued expenses and other current liabilities	215,732	575,510	717,223	(1,257,735)
Deferred subscription revenue	(380,536)	(438,953)	(509,145)	(479,847)
Deferred tax asset				754,535
Deferred technology service revenue	4,827,765		4,775	145,046
Deferred tax				(128,460)
Net cash provided by (used in) operating activities	3,301,115	(660,277)	(730,758)	(406,651)
Cash flows from investing activities:
Purchases of property and equipment	(249,021)	(214,277)	(294,227)	(345,070)
Return of Security Deposit		75,000	75,000
Cash acquired in the AVM Merger, net of payment of note payable				(1,739,506)
Net cash used in investing activities	(249,021)	(139,277)	(219,227)	(2,084,576)
Cash flows from financing activities:
Payments of capital lease obligations		(62,775)	(75,561)	(22,734)
Proceeds in connection with Security Purchase Agreement			1,000,000
Proceeds from issuance of common stock for stock option exercises	28,210
Net cash provided by (used in) financing activities	28,210	(62,775)	924,439	(22,734)
Net increase (decrease) in cash and cash equivalents	3,080,304	(862,329)	(25,546)	(2,513,961)
Balance of cash and cash equivalents at beginning of period	4,137,050	4,162,596	4,162,596	6,676,557
Balance of cash and cash equivalents at end of period	7,217,354	3,300,267	4,137,050	4,162,596
Supplemental disclosure of cash flow information:
Cash paid in interest		12,899	12,899
Cash paid for income taxes		$ 26,210	26,210
Measurement period adjustments:
Goodwill			1,218,198
Deferred tax liability			1,452,339
Deferred subscription revenue			234,144
Acquisition:
Cash and cash equivalents				1,460,494
Term note payable (intercompany)				(200,000)
Note payable, net of discount (intercompany)				$ (3,000,000)